SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
                             333 WEST WACKER DRIVE
                          CHICAGO, ILLINOIS 60606-1285
                                      ----
                              TEL: (312) 407-0700
                              FAX: (312) 407-0411
                                www.skadden.com


                                                            May 29,2007


Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

         Re: Global Real Estate Fund of Funds I-A, L.P. N-2 Filing
             -----------------------------------------------------

Ladies and Gentlemen:

         On behalf of Global Real Estate Fund of Funds I-A, L.P. (the "Fund"), we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended (the "Securities Act"), and the General Rules and Regulations of the Securities and Exchange Commission (the "Commission") thereunder, and the Investment Company Act of 1940, as amended, and the General Rules and Regulations of the Commission thereunder, one electronically signed Registration Statement on Form N-2 filed therewith (the "Registration Statement").

         A fee of $30.70 to cover the registration fee under the Securities Act has been paid.

         If you have any questions or require any further information with respect to this filing, please call me at (212) 735-3406 or Neil Klein at (3 12) 407-0142.


                                                 Very truly yours,

                                                 /s/ Michael K. Hoffman
                                                 ----------------------
                                                 Michael K. Hoffan


Enclosure